Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
22. Subsequent Events
On January 17, 2023, the Navigator Greater Bay Joint Venture acquired a 17,000 cbm, 2018-built ethylene capable liquefied gas carrier,
Navigator Solar
, for $42.75 million. In March, the joint venture acquired two 22,000 cbm, 2019-built ethylene capable liquefied gas carriers
Navigator Castor
for $50.0 million on March 2
3
, 2023 and
Navigator Equator
for $50.2 million on March 27, 2023. The cost of these
th
ree
 vessels were financed by drawing down $91.8
million from the Greater Bay JV Term Loan Facility and from equity contributed to the Navigator Greater Bay Joint Venture by the Company and by Greater Bay in accordance with the joint venture agreement. The three vessels are commercially managed by the in-house Luna Pool and are technically managed by the third party, PG Shipmanagement of Singapore.
On March 20, 2023, the Company entered into a senior secured term loan with Nordea Bank ABP, ABN AMRO Bank N.V. Skandinaviska Enskilda Banken AB (Publ), and BNP Paribas S.A. to refinance June 2017 Secured Term Loan and Revolving Credit Facility and the October 2016 Secured Term Loan and Revolving Credit Facility that were due to mature in June and October 2023 respectively. The facility has a term of six years, maturing in March 2029 and is for a maximum principal amount of $
200.0 million. The available facility amount shall be reduced quarterly by an amount of $8.3 million followed by a final balloon payment in
March 2029
. Interest on amounts drawn is payable at a rate of
SO
FR plus 210 basis points.
This loan facility is secured by first priority mortgages on 10 vessels,
Navigator Galaxy, Navigator Genesis, Navigator Grace, Navigator Gusto, Navigator Glory, Navigator Jorf, Navigator Leo, Navigator Libra, Navigator Scorpio
and
Navigator Virgo
as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the term loan are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $50.0 million, or (ii) 5% of total indebtedness, as applicable; and b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30%. The aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility.